Going Concern (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Going Concern [Line Items]
Net cash flow used in operating activities	$ 33,577	$ (138,046)	$ (178,012)
Cash and cash equivalents	148	23,188
Accumulated deficit	$ (737,049)	$ (564,514)